RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER	12 Months Ended
Dec. 31, 2024
RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER.
RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER

4.    RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER

	2024	2023	2022
Restructuring	$7.6	$4.9	$3.9
Impairment of assets[1]	15.7	0.4	2.9
Acquisition costs[2]	1.2	15.6	6.5
Other	2.5	(0.8)	0.2
	$27.0	$20.1	$13.5
1	In 2024, initiatives to integrate the Freedom business also led to an impairment of assets of $13.5 million, mainly related to property, plant and equipment.
2	Includes acquisition costs mainly related to the Freedom acquisition (note 6).